EQUITY - Schedule Of Options (Details) - Equity-Settled Share-Based Payment Arrangement $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 yr	Dec. 31, 2023 shares $ / shares
Management Share Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price, share options granted	$ 40.19	$ 26.69
Management Share Option Plan | NYSE Common Class A Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | shares	36,457,000	45,736,000			59,618,000
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 21.21		$ 19.09		$ 17.54
Number of share options granted in share-based payment arrangement | shares	1,350,000	1,747,000
Weighted average exercise price of share options granted in share-based payment arrangement	$ 40.19	$ 26.69
Exercised (in shares) | shares	(10,506,000)	(15,281,000)
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 14.29	$ 13.72
Number Of Share Options Cancelled In Share-Based Payment Arrangement | shares	(123,000)	(348,000)
Weighted average exercise price of share options exercised (in dollars per share) | $	$ 29.17	$ 27.31
Escrowed Stock Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	82,690,000	84,616,000		84,616,000,000	62,006,000
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 24.67		$ 24.31		$ 23.36
Number of share options granted in share-based payment arrangement | shares	2,287,000	24,563,000
Exercised (in shares) | shares	(1,819,000)	(1,937,000)
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 25.11	$ 23.80
Number Of Share Options Cancelled In Share-Based Payment Arrangement | shares	(2,394,000)	(16,000)
Weighted average share price, share options granted	$ 40.19	$ 26.69
Weighted average exercise price of share options expired in share-based payment arrangement	$ 26.69	$ 28.12